Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$105	0.90%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within technology and consumer staples contributed the most, while selection within consumer discretionary and energy detracted. Overall, sector allocation detracted from returns, led by an overweight to health care and an underweight to technology. Contributions from underweights to consumer discretionary and materials helped offset some of these losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
11/14	$10,000	$10,000
11/15	$10,630	$10,275
11/16	$11,333	$11,103
11/17	$13,973	$13,642
11/18	$15,018	$14,498
11/19	$17,208	$16,834
11/20	$19,120	$19,773
11/21	$23,362	$25,294
11/22	$21,987	$22,964
11/23	$24,126	$26,142
11/24	$32,070	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	32.93%	13.26%	12.36%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,424,995
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 956,220
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,424,995
# of Portfolio Holdings	60
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$956,220

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.2%
Financials	15.4%
Health Care	12.9%
Communication Services	12.8%
Consumer Discretionary	12.4%
Industrials	11.3%
Consumer Staples	8.1%
Energy	2.9%
Materials	1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,735,558	5.6%
Amazon.com, Inc.	$10,456,867	5.5%
NVIDIA Corp.	$8,482,744	4.4%
Meta Platforms, Inc. - Class A	$8,462,605	4.4%
Alphabet, Inc. - Class C	$6,130,991	3.2%
Fiserv, Inc.	$5,781,860	3.0%
Visa, Inc. - Class A	$5,529,339	2.9%
JPMorgan Chase & Co.	$5,263,598	2.7%
Berkshire Hathaway, Inc. - Class B	$4,866,427	2.5%
UnitedHealth Group, Inc.	$4,737,593	2.5%
Total	$70,447,582	36.7%

Material Fund Change [Text Block]
C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within technology and consumer staples contributed the most, while selection within consumer discretionary and energy detracted. Overall, sector allocation detracted from returns, led by an overweight to health care and an underweight to technology. Contributions from underweights to consumer discretionary and materials helped offset some of these losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
11/14	$9,575	$10,000
11/15	$10,146	$10,275
11/16	$10,786	$11,103
11/17	$13,270	$13,642
11/18	$14,224	$14,498
11/19	$16,259	$16,834
11/20	$18,023	$19,773
11/21	$21,972	$25,294
11/22	$20,620	$22,964
11/23	$22,571	$26,142
11/24	$29,928	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	32.60%	12.98%	12.07%
Class A (with sales charges)	26.96%	12.00%	11.59%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,424,995
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 956,220
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,424,995
# of Portfolio Holdings	60
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$956,220

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.2%
Financials	15.4%
Health Care	12.9%
Communication Services	12.8%
Consumer Discretionary	12.4%
Industrials	11.3%
Consumer Staples	8.1%
Energy	2.9%
Materials	1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,735,558	5.6%
Amazon.com, Inc.	$10,456,867	5.5%
NVIDIA Corp.	$8,482,744	4.4%
Meta Platforms, Inc. - Class A	$8,462,605	4.4%
Alphabet, Inc. - Class C	$6,130,991	3.2%
Fiserv, Inc.	$5,781,860	3.0%
Visa, Inc. - Class A	$5,529,339	2.9%
JPMorgan Chase & Co.	$5,263,598	2.7%
Berkshire Hathaway, Inc. - Class B	$4,866,427	2.5%
UnitedHealth Group, Inc.	$4,737,593	2.5%
Total	$70,447,582	36.7%

Material Fund Change [Text Block]
C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.90%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within technology and consumer staples contributed the most, while selection within consumer discretionary and energy detracted. Overall, sector allocation detracted from returns, led by an overweight to health care and an underweight to technology. Contributions from underweights to consumer discretionary and materials helped offset some of these losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
11/14	$10,000	$10,000
11/15	$10,528	$10,275
11/16	$11,104	$11,103
11/17	$13,562	$13,642
11/18	$14,431	$14,498
11/19	$16,367	$16,834
11/20	$18,010	$19,773
11/21	$21,787	$25,294
11/22	$20,289	$22,964
11/23	$22,055	$26,142
11/24	$29,024	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	31.60%	12.14%	11.24%
Class C (with sales charges)	30.60%	12.14%	11.24%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,424,995
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 956,220
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,424,995
# of Portfolio Holdings	60
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$956,220

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.2%
Financials	15.4%
Health Care	12.9%
Communication Services	12.8%
Consumer Discretionary	12.4%
Industrials	11.3%
Consumer Staples	8.1%
Energy	2.9%
Materials	1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,735,558	5.6%
Amazon.com, Inc.	$10,456,867	5.5%
NVIDIA Corp.	$8,482,744	4.4%
Meta Platforms, Inc. - Class A	$8,462,605	4.4%
Alphabet, Inc. - Class C	$6,130,991	3.2%
Fiserv, Inc.	$5,781,860	3.0%
Visa, Inc. - Class A	$5,529,339	2.9%
JPMorgan Chase & Co.	$5,263,598	2.7%
Berkshire Hathaway, Inc. - Class B	$4,866,427	2.5%
UnitedHealth Group, Inc.	$4,737,593	2.5%
Total	$70,447,582	36.7%

Material Fund Change [Text Block]
C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within technology and consumer staples contributed the most, while selection within consumer discretionary and energy detracted. Overall, sector allocation detracted from returns, led by an overweight to health care and an underweight to technology. Contributions from underweights to consumer discretionary and materials helped offset some of these losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
11/14	$10,000	$10,000
11/15	$10,630	$10,275
11/16	$11,332	$11,103
11/17	$13,978	$13,642
11/18	$15,030	$14,498
11/19	$17,219	$16,834
11/20	$19,141	$19,773
11/21	$23,408	$25,294
11/22	$22,027	$22,964
11/23	$24,177	$26,142
11/24	$32,146	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	32.97%	13.30%	12.39%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,424,995
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 956,220
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,424,995
# of Portfolio Holdings	60
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$956,220

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.2%
Financials	15.4%
Health Care	12.9%
Communication Services	12.8%
Consumer Discretionary	12.4%
Industrials	11.3%
Consumer Staples	8.1%
Energy	2.9%
Materials	1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,735,558	5.6%
Amazon.com, Inc.	$10,456,867	5.5%
NVIDIA Corp.	$8,482,744	4.4%
Meta Platforms, Inc. - Class A	$8,462,605	4.4%
Alphabet, Inc. - Class C	$6,130,991	3.2%
Fiserv, Inc.	$5,781,860	3.0%
Visa, Inc. - Class A	$5,529,339	2.9%
JPMorgan Chase & Co.	$5,263,598	2.7%
Berkshire Hathaway, Inc. - Class B	$4,866,427	2.5%
UnitedHealth Group, Inc.	$4,737,593	2.5%
Total	$70,447,582	36.7%

Material Fund Change [Text Block]
C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$98	0.84%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, all share classes of the Fund underperformed the Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Overall security selection was positive: selection within technology and consumer staples contributed the most, while selection within consumer discretionary and energy detracted. Overall, sector allocation detracted from returns, led by an overweight to health care and an underweight to technology. Contributions from underweights to consumer discretionary and materials helped offset some of these losses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
11/14	$10,000	$10,000
11/15	$10,635	$10,275
11/16	$11,343	$11,103
11/17	$14,004	$13,642
11/18	$15,064	$14,498
11/19	$17,281	$16,834
11/20	$19,212	$19,773
11/21	$23,504	$25,294
11/22	$22,121	$22,964
11/23	$24,291	$26,142
11/24	$32,308	$35,002

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	33.01%	13.33%	12.44%
S&P 500 Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 191,424,995
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 956,220
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,424,995
# of Portfolio Holdings	60
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$956,220

Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.2%
Financials	15.4%
Health Care	12.9%
Communication Services	12.8%
Consumer Discretionary	12.4%
Industrials	11.3%
Consumer Staples	8.1%
Energy	2.9%
Materials	1.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,735,558	5.6%
Amazon.com, Inc.	$10,456,867	5.5%
NVIDIA Corp.	$8,482,744	4.4%
Meta Platforms, Inc. - Class A	$8,462,605	4.4%
Alphabet, Inc. - Class C	$6,130,991	3.2%
Fiserv, Inc.	$5,781,860	3.0%
Visa, Inc. - Class A	$5,529,339	2.9%
JPMorgan Chase & Co.	$5,263,598	2.7%
Berkshire Hathaway, Inc. - Class B	$4,866,427	2.5%
UnitedHealth Group, Inc.	$4,737,593	2.5%
Total	$70,447,582	36.7%

Material Fund Change [Text Block]